Nationwide Life Insurance Company:
o  Nationwide VLI Separate Account - 5


                 Prospectus supplement dated October 19, 2005 to
                        Prospectus dated October 14, 2005

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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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1.   Effective October 19, 2005 The "In Summary: Fee Tables" Section is amended to include footnote (18) in the "representative" amount heading for the following charges:

     o    Long Term Care Rider
     o    Spousal Life Insurance Rider
     o    Accidental Death Benefit Rider
     o    Premium Waiver Rider
     o    Additional (insurance) Protection Rider
     o    Deduction (of fees and expenses) Waiver Rider